CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2022 CNY (¥) ¥ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 CNY (¥) ¥ / shares shares	Jun. 30, 2020 CNY (¥) ¥ / shares shares
Net revenues
Total net revenues	¥ 1,942,113	$ 300,786	¥ 1,834,422	¥ 1,284,863
Operating cost and expenses
Compensation and benefits	1,054,364	163,295	1,003,061	708,654
Share-based compensation expenses/(benefits)	7,340	1,137	21,947	(369)
Sales and marketing expenses	311,773	48,286	326,879	246,108
General and administrative expenses	241,946	37,472	200,929	171,423
Total operating cost and expenses	1,615,423	250,190	1,552,816	1,125,816
Income from operations	326,690	50,596	281,606	159,047
Other income/(expense)
Interest income, net	1,498	232	1,537	325
Other (expenses)/income, net	(3,741)	(579)	12,608	(2,458)
Total other (expenses)/income, net	(2,243)	(347)	14,145	(2,133)
Income before income tax expense	324,447	50,249	295,751	156,914
Income tax expense	(88,578)	(13,719)	(88,094)	(50,763)
Net income	235,869	36,530	207,657	106,151
Foreign currency translation (loss)/gain	4,177	647	10,542	(3,641)
Comprehensive Income	240,046	37,177	218,199	102,510
Wealth management
Net revenues
Total net revenues	1,899,573	294,197	1,795,552	1,274,434
Assets Management
Net revenues
Total net revenues	19,476	3,016	14,942	4,620
Health Management
Net revenues
Total net revenues	422	65
Others
Net revenues
Total net revenues	¥ 22,642	$ 3,508	¥ 23,928	¥ 5,809
Ordinary shares
Earnings per share
Earnings per share - Basic | (per share)	¥ 4.21	$ 0.65	¥ 4.03	¥ 2.12
Earnings per share - diluted | (per share)	¥ 4.07	$ 0.63	¥ 3.88	¥ 2.12
Weighted average number outstanding:
Weighted average number outstanding - Basic	56,000,000	56,000,000	51,578,082	50,000,000
Weighted average number outstanding - Diluted	57,979,504	57,979,504	53,547,163	50,000,000
ADS
Earnings per share
Earnings per share - Basic | (per share)	¥ 8.42	$ 1.30	¥ 8.05	¥ 4.25
Earnings per share - diluted | (per share)	¥ 8.14	$ 1.26	¥ 7.76	¥ 4.25
Weighted average number outstanding:
Weighted average number outstanding - Basic	28,000,000	28,000,000	25,789,041	25,000,000
Weighted average number outstanding - Diluted	28,989,752	28,989,752	26,773,582	25,000,000
Third parties
Net revenues
Total net revenues	¥ 1,937,614	$ 300,089	¥ 1,831,278	¥ 1,281,248
Third parties | Wealth management
Net revenues
Total net revenues	1,895,074	293,500	1,792,408	1,270,819
Third parties | Assets Management
Net revenues
Total net revenues	19,476	3,016	14,942	4,620
Third parties | Health Management
Net revenues
Total net revenues	422	65
Third parties | Others
Net revenues
Total net revenues	22,642	3,508	23,928	5,809
Related parties
Net revenues
Total net revenues	4,499	697	3,144	3,615
Related parties | Wealth management
Net revenues
Total net revenues	¥ 4,499	$ 697	¥ 3,144	¥ 3,615